(Loss) / earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
(Loss) / earnings per Share [Abstract]
Net (loss) / income	$ (6,214)	$ (3,383)	$ 221
Less: Net loss attributable to non-controlling interest	(26)	0	0
Net (loss) / income attributable to common stockholders of United Maritime Corporation	(6,188)	(3,383)	221
Less: Dividends to non-vested participating securities	0	0	(95)
Net (loss) / income attributable to common stockholders	(6,188)	(3,383)	126
Net (loss) / income attributable to common stockholders, diluted	$ (6,188)	$ (3,383)	$ 126
Weighted average common shares outstanding, basic (in shares)	8,866,523	8,711,951	8,359,487
Weighted average common shares outstanding, diluted (in shares)	8,866,523	8,711,951	8,359,487
Net (loss) / income per share attributable to common stockholders, basic (in dollars per share)	$ (0.7)	$ (0.39)	$ 0.02
Net (loss) / income per share attributable to common stockholders, diluted (in dollars per share)	$ (0.7)	$ (0.39)	$ 0.02